SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SEGMENT INFORMATION
Commercial Operations Segment Adjusted EBITDA	$ (987,000)	$ (4,681,000)
Research And Development Adjusted EBITDA	(2,926,000)	(3,143,000)
Financial income (expenses), net	245,000	5,360,000
Share-based compensation to employees and service providers	(297,000)	(229,000)
Depreciation	(152,000)	(402,000)
Amortization of intangible assets	(16,000)	(16,000)
Gain from early termination of lease		23,000
Consolidated comprehensive loss	(4,133,000)	$ (3,088,000)
Licensing revenues included in the Research And Development Adjusted EBITDA	$ 359,000